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May Lose Value
BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Dividend Income Fund

Portfolio of Investments
Columbia Dividend Income Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Dividend Income Fund | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 98 .7%
Communication Services 5.4%
Diversified Telecommunication Services
1.6%
AT&T, Inc. 20,489,517 530,473,595
Comcast Corp., Class A 10,005,122 266,336,348
Total 796,809,943
Entertainment 1.1%
Walt Disney Co. 5,155,938 554,521,132
Interactive Media & Services 2.1%
Alphabet, Inc., Class A 3,042,212 1,032,374,642
Wireless Telecommunication Services
0.6%
T-Mobile U.S., Inc. 1,463,951 264,155,318
Total Communication Services 2,647,861,035
Consumer Discretionary 4.2%
Broadline Retail 0.7%
eBay, Inc. 3,512,163 363,719,600
Hotels, Restaurants & Leisure 1.2%
McDonald's Corp. 2,258,955 595,325,001
Specialty Retail 2.3%
Home Depot, Inc. 1,945,918 637,930,298
TJX Cos., Inc. 3,507,917 469,745,166
Total 1,107,675,464
Total Consumer Discretionary 2,066,720,065
Consumer Staples 7.7%
Beverages 2.0%
Coca-Cola Co. 7,579,700 672,091,999
PepsiCo, Inc. 2,188,018 307,066,446
Total 979,158,445
Consumer Staples Distribution & Retail
1.4%
Walmart, Inc. 6,734,276 706,223,524
Household Products 1.9%
Procter & Gamble Co. 6,232,823 904,507,274
Tobacco 2.4%
Altria Group, Inc. 8,571,854 587,000,562
Philip Morris International, Inc. 3,122,587 584,860,545
Total 1,171,861,107
Total Consumer Staples 3,761,750,350
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Energy 7.3%
Oil, Gas & Consumable Fuels 7.3%
Chevron Corp. 5,914,930 1,219,303,670
ConocoPhillips 5,491,451 727,562,343
EOG Resources, Inc. 2,035,318 295,039,697
ExxonMobil Holdings Corp. 4,520,968 727,649,800
Valero Energy Corp. 1,653,199 593,366,185
Total 3,562,921,695
Total Energy 3,562,921,695
Financials 21.1%
Banks 9.2%
Bank of America Corp. 18,246,940 1,130,215,463
JPMorgan Chase & Co. 5,907,793 2,103,292,464
PNC Financial Services Group, Inc. 2,690,428 644,707,262
Wells Fargo & Co. 6,897,169 595,846,430
Total 4,474,061,619
Capital Markets 7.1%
Bank of New York Mellon Corp. 7,178,938 1,157,819,121
Blackrock, Inc. 514,387 594,430,761
CME Group, Inc. 2,587,640 738,771,220
Morgan Stanley 4,609,460 983,290,007
Total 3,474,311,109
Consumer Finance 0.5%
American Express Co. 700,062 231,139,470
Financial Services 1.3%
Visa, Inc., Class A 1,598,259 606,331,517
Insurance 3.0%
Chubb Ltd. 2,970,900 1,005,946,740
Marsh & McLennan Cos., Inc. 2,489,195 472,449,211
Total 1,478,395,951
Total Financials
10,264,239,666
Health Care 13.6%
Biotechnology 3.1%
AbbVie, Inc 3,852,555 987,872,153
Gilead Sciences, Inc. 3,635,892 532,076,435
Total 1,519,948,588
Health Care Equipment & Supplies 2.3%
Abbott Laboratories 4,223,563 466,112,413

Portfolio of Investments
(continued)
Columbia Dividend Income Fund, August 31, 2026 (Unaudited)
Columbia Dividend Income Fund | 2026
3
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Medtronic PLC 4,912,519 445,319,847
Stryker Corp. 725,692 234,979,070
Total 1,146,411,330
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc. 1,589,094 618,809,095
Pharmaceuticals 6.9%
AstraZeneca PLC 1,562,721 253,363,956
Bristol-Myers Squibb Co. 5,616,306 375,225,404
Johnson & Johnson 7,065,858 1,878,458,349
Merck & Co., Inc. 5,785,129 854,810,661
Total 3,361,858,370
Total Health Care 6,647,027,383
Industrials 11.2%
Aerospace & Defense 2.1%
General Dynamics Corp. 1,283,856 476,759,926
Northrop Grumman Corp. 535,009 288,744,357
RTX Corp. 1,328,787 276,028,923
Total 1,041,533,206
Building Products 1.0%
Trane Technologies PLC 1,060,554 471,310,198
Commercial Services & Supplies 1.0%
Waste Management, Inc. 2,154,423 471,646,283
Electrical Equipment 0.9%
Emerson Electric Co. 2,989,556 455,727,917
Ground Transportation 2.2%
CSX Corp. 8,760,059 442,470,580
Union Pacific Corp. 2,157,033 648,555,112
Total 1,091,025,692
Industrial Conglomerates 0.4%
Honeywell International, Inc. 1,020,479 217,902,881
Machinery 2.8%
Illinois Tool Works, Inc. 1,541,951 424,607,047
Parker-Hannifin Corp. 940,890 921,545,301
Total 1,346,152,348
Professional Services 0.8%
Automatic Data Processing, Inc. 1,317,592 377,042,127
Total Industrials 5,472,340,652
Information Technology 18.8%
Communications Equipment 3.6%
Cisco Systems, Inc. 10,788,102 1,191,977,390
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Motorola Solutions, Inc. 1,183,223 574,218,122
Total 1,766,195,512
IT Services 1.2%
International Business Machines Corp. 2,396,447 560,457,060
Semiconductors & Semiconductor
Equipment 5.7%
Analog Devices, Inc. 2,678,928 970,146,986
Broadcom, Inc. 1,735,488 642,720,626
KLA Corp. 2,232,536 391,698,441
Lam Research Corp. 1,515,355 456,864,379
Texas Instruments, Inc. 1,180,959 308,124,013
Total 2,769,554,445
Software 4.1%
Microsoft Corp. 3,987,129 2,022,630,670
Technology Hardware, Storage &
Peripherals 4.2%
Apple, Inc. 6,423,975 2,035,436,479
Total Information Technology 9,154,274,166
Materials 2.4%
Chemicals 1.3%
Linde PLC 1,300,330 636,615,561
Containers & Packaging 1.1%
Avery Dennison Corp. 1,508,200 262,592,702
Packaging Corp. of America 1,088,067 254,542,394
Total 517,135,096
Total Materials 1,153,750,657
Real Estate 1.9%
Health Care REITs 0.5%
Welltower, Inc. 1,130,398 267,045,224
Industrial REITs 0.5%
Prologis, Inc. 1,649,011 230,729,619
Residential REITs 0.5%
Vivmark Residential 3,742,301 243,773,487
Specialized REITs 0.4%
Public Storage 580,350 178,161,647
Total Real Estate 919,709,977
Utilities 5.1%
Electric Utilities 3.3%
American Electric Power Co., Inc. 2,820,658 345,333,159
Entergy Corp. 5,407,269 574,846,767
NextEra Energy, Inc. 2,780,697 228,962,591

Portfolio of Investments
(continued)
Columbia Dividend Income Fund, August 31, 2026 (Unaudited)
Columbia Dividend Income Fund | 2026
4
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short-Term Cash Fund
797,215,329
1,432,987,862
(1,639,783,732)
35,886
590,455,345
—
18,718
5,110,668
590,750,721
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Southern Co. 5,351,388 470,922,144
Total 1,620,064,661
Multi-Utilities 1.8%
Ameren Corp. 2,253,699 238,914,631
CMS Energy Corp. 2,476,362 168,541,198
DTE Energy Co. 1,093,349 148,290,925
WEC Energy Group, Inc. 2,900,302 307,925,063
Total 863,671,817
Total Utilities 2,483,736,478
Total Common Stocks
(Cost $ 25,648,083,075 ) 48,134,332,124
. Shares
.....
Value ($)
Money Market Funds 1 .2%
Columbia Short-Term Cash Fund, 3.871%
(a),(b)
590,750,721 590,455,345
1 1 1
Total Money Market Funds
(Cost $ 590,396,438 ) 590,455,345
Total Investments in Securities
(Cost $ 26,238,479,513 ) 48,724,787,469
Other Assets & Liabilities, Net 40,240,367
Net Assets 48,765,027,836
(a) The rate shown is the seven-day current annualized yield at August 31, 2026.
(b) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:

1QT139_(10/26)
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